Note 6 - Risk Management - Credit Risk Exposure By Stages and geographic location (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Spain [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[1]	€ 206,649,000,000	€ 197,058,000,000
Accumulated Value Correction	[1]	(5,734,000,000)	(5,311,000,000)
Net Amount	[1]	200,915,000,000	191,747,000,000
Spain [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[1]	184,249,000,000	173,843,000,000
Accumulated Value Correction	[1]	(824,000,000)	(712,000,000)
Net Amount	[1]	183,425,000,000	173,131,000,000
Spain [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[1]	14,077,000,000	14,599,000,000
Accumulated Value Correction	[1]	(785,000,000)	(661,000,000)
Net Amount	[1]	13,292,000,000	13,939,000,000
Spain [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[1]	8,323,000,000	8,616,000,000
Accumulated Value Correction	[1]	(4,125,000,000)	(3,939,000,000)
Net Amount	[1]	4,198,000,000	4,677,000,000
United States [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		61,572,000,000	57,387,000,000
Accumulated Value Correction		(1,028,000,000)	(688,000,000)
Net Amount		60,544,000,000	56,699,000,000
United States [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		52,860,000,000	49,744,000,000
Accumulated Value Correction		(317,000,000)	(165,000,000)
Net Amount		52,542,000,000	49,580,000,000
United States [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		7,939,000,000	7,011,000,000
Accumulated Value Correction		(471,000,000)	(342,000,000)
Net Amount		7,468,000,000	6,670,000,000
United States [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		773,000,000	632,000,000
Accumulated Value Correction		(240,000,000)	(182,000,000)
Net Amount		533,000,000	450,000,000
Mexico [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		51,414,000,000	60,099,000,000
Accumulated Value Correction		(1,972,000,000)	(2,013,000,000)
Net Amount		49,442,000,000	58,087,000,000
Mexico [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		45,386,000,000	54,748,000,000
Accumulated Value Correction		(761,000,000)	(697,000,000)
Net Amount		44,626,000,000	54,052,000,000
Mexico [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		4,833,000,000	3,873,000,000
Accumulated Value Correction		(459,000,000)	(404,000,000)
Net Amount		4,374,000,000	3,469,000,000
Mexico [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		1,194,000,000	1,478,000,000
Accumulated Value Correction		(752,000,000)	(912,000,000)
Net Amount		442,000,000	566,000,000
Turkey [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[2]	44,061,000,000	43,113,000,000
Accumulated Value Correction	[2]	(2,865,000,000)	(2,613,000,000)
Net Amount	[2]	41,196,000,000	40,500,000,000
Turkey [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[2]	36,113,000,000	34,536,000,000
Accumulated Value Correction	[2]	(215,000,000)	(189,000,000)
Net Amount	[2]	35,898,000,000	34,347,000,000
Turkey [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[2]	4,417,000,000	5,127,000,000
Accumulated Value Correction	[2]	(600,000,000)	(450,000,000)
Net Amount	[2]	3,817,000,000	4,677,000,000
Turkey [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[2]	3,532,000,000	3,451,000,000
Accumulated Value Correction	[2]	(2,050,000,000)	(1,974,000,000)
Net Amount	[2]	1,482,000,000	1,477,000,000
South America [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[3]	36,202,000,000	36,265,000,000
Accumulated Value Correction	[3]	(1,944,000,000)	(1,769,000,000)
Net Amount	[3]	34,258,000,000	34,497,000,000
South America [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[3]	31,099,000,000	31,754,000,000
Accumulated Value Correction	[3]	(390,000,000)	(366,000,000)
Net Amount	[3]	30,709,000,000	31,388,000,000
South America [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[3]	3,298,000,000	2,742,000,000
Accumulated Value Correction	[3]	(422,000,000)	(323,000,000)
Net Amount	[3]	2,876,000,000	2,419,000,000
South America [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[3]	1,804,000,000	1,769,000,000
Accumulated Value Correction	[3]	(1,131,000,000)	(1,079,000,000)
Net Amount	[3]	672,000,000	690,000,000
Other [Member] | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		866,000,000	839,000,000
Accumulated Value Correction		(9,000,000)	(8,000,000)
Net Amount		857,000,000	832,000,000
Other [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		851,000,000	824,000,000
Accumulated Value Correction		(1,000,000)	(1,000,000)
Net Amount		850,000,000	823,000,000
Other [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		5,000,000	7,000,000
Accumulated Value Correction		0	(1,000,000)
Net Amount		4,000,000	6,000,000
Other [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure		10,000,000	9,000,000
Accumulated Value Correction		(7,000,000)	(6,000,000)
Net Amount		3,000,000	2,000,000
Total | Total
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[4]	400,764,000,000	394,763,000,000
Accumulated Value Correction	[4]	(13,552,000,000)	(12,402,000,000)
Net Amount	[4]	387,212,000,000	382,360,000,000
Total | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[4]	350,558,000,000	345,449,000,000
Accumulated Value Correction	[4]	(2,508,000,000)	(2,129,000,000)
Net Amount	[4]	348,050,000,000	343,320,000,000
Total | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[4]	34,568,000,000	33,360,000,000
Accumulated Value Correction	[4]	(2,736,000,000)	(2,181,000,000)
Net Amount	[4]	31,832,000,000	31,179,000,000
Total | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	[4]	15,637,000,000	15,954,000,000
Accumulated Value Correction	[4]	(8,307,000,000)	(8,093,000,000)
Net Amount	[4]	€ 7,330,000,000	€ 7,861,000,000

[1]	(*) Spain includes all the countries where BBVA, S.A. operates .
[2]	(**) Turkey includes all the countries in which Garanti BBVA operates .
[3]	(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela .
[4]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2020, the remaining balance was €399 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.